Summary of Derivative Instruments (Parenthetical) (Detail)	3 Months Ended
Mar. 31, 2020
Interest Rate Swaps | Non-designated
Derivative [Line Items]
Derivative term	through January 15, 2023
Interest Rate Swaps | Non-designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.39%
Interest Rate Swaps | Non-designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.94%
Interest Rate Swaps | Designated
Derivative [Line Items]
Derivative term	through March 15, 2025
Interest Rate Swaps | Designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.43%
Interest Rate Swaps | Designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.58%
Interest rate cap | Non-designated
Derivative [Line Items]
Derivative term	through December 15, 2021
Interest rate cap | Non-designated | Minimum
Derivative [Line Items]
Floor interest rate on derivative contracts	3.00%
Interest rate cap | Non-designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	5.00%